Taxation - Additional Information (Detail)		12 Months Ended
	Apr. 01, 2023	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure Of Income Taxes [line items]
Effective tax rate on (loss)/profit before tax		(4.60%)	22.60%	[1]	25.10%	[1]
Tax rate		19.00%	19.00%		19.00%
Increase In UK Corporation Tax Rate
Disclosure Of Income Taxes [line items]
Tax rate	25.00%	19.00%

[1]	Figures have been restated as described in the accounting policies.